Derivative Financial Instruments - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 13	£ 20	£ 8
Fair Value and Cash Flow Hedges
Disclosure of detailed information about hedges
Gains/(losses) on hedging instruments	852	(299)	(360)
(Losses)/gains on hedged items attributable to hedged risks	(800)	365	414
Fair value hedging ineffectiveness	52	66	54
Cash flow hedging ineffectiveness	(39)	(46)	(46)
Hedge ineffectiveness	£ 13	£ 20	£ 8